ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.    ORGANIZATION AND PRINCIPAL ACTIVITIES

Yiren Digital Ltd. (the “Company” or “Yiren Digital” or the “Parent Company”) was incorporated under the laws of the Cayman Islands in September 2014 by CreditEase Holdings (Cayman) Limited (“CreditEase”). The Company, its subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries (collectively referred to as the “Group”) have been operating an advanced, AI-powered platform providing a comprehensive suite of financial and lifestyle services in China.

The Group started its online consumer finance marketplace business in March 2012 as a business unit under the Group’s parent company, CreditEase, which remains the Group’s parent company and controlling shareholder. CreditEase incorporated the Company in the Cayman Islands to be the Group’s holding company in September 2014.The Company established a wholly owned subsidiary in Hong Kong, YouRace Digital Holdings HK Limited (formerly known as Yiren Digital Hong Kong Limited), or YouRace HK, in October 2014, and YouRace HK further established YouRace Hengchuang Technology Development (Beijing) Co., Ltd. (formerly known as Yiren Hengye Technology Development (Beijing) Co., Ltd.), or YouRace Hengchuang, its wholly owned subsidiary in China, in January 2015. YouRace HK further established Chongqing Hengyuda Technology Co., Ltd., or Hengyuda, its wholly owned subsidiary in China, in March 2016.

As the PRC laws and regulations prohibit or restrict foreign ownership of the companies where the PRC operating licenses are required, the Company, via its wholly-owned subsidiaries in the PRC, YouRace Hengchuang and Hengyuda, entered into a series of agreements with Yiren Financial Information Service (Beijing) Co., Ltd.(“Yiren Financial Information”) and CreditEase Puhui Information Consultant (Beijing) Co., Ltd. (“Creditease Puhui”) and their shareholders. Consequently, YouRace Hengchuang and Hengyuda became the primary beneficiary of Yiren Financial Information and CreditEase Puhui and consolidate Yiren Financial Information and CreditEase Puhui (see VIE arrangements in Note 2).

Starting from 2015, the Group began to expand its investor base from individual investors to institutional investors, who invest in the loans from the Group’s platform through a series of arrangements among assets backed financial entities. The Group consolidated such assets backed financial entities if the Group is considered as their primary beneficiary. Refer to Note 2 for further details.

As of March 31, 2019, the business of unsecured and secured consumer lending, operated by CreditEase Puhui, CreditEase Huimin Investment Management (Beijing) Co., Ltd. (“Huimin”) and its subsidiaries, as well as the Zhiwang wealth business operated by CreditEase Zhuoyue Wealth Investment Management (Beijing) Co., Ltd. (“Zhuoyue”) have been transferred to the Group. In May 2019, the Group also acquired Dekai Yichuang Asset Management (Shenzhen) Co., Ltd. (“Dekai Yichuang”, a consolidated VIE of CreditEase) and its subsidiaries from CreditEase to further expand its service lines.

The Group acquired, through Yiren Financial Information, Hexiang Insurance Brokerage Co. Ltd. (“Hexiang Insurance”) and its shareholders and wholly owned subsidiary, in April 2020. Hexiang Insurance has been operating our insurance brokerage business since then.

On December 31, 2020, as a result of a business restructuring, the Group disposed its online consumer lending platform targeting individual investors as the funding source to CreditEase. Since then, funding for the group has only been provided by institutional funding partners.

As of December 31, 2024 the Company’s principal subsidiaries, the consolidated VIEs and the consolidated VIEs’ subsidiaries are as follows:

	Date of	Place of	Percentage
	incorporation/	incorporation/	of legal
	establishment	establishment	ownership	Principal activities
Wholly owned subsidiaries

YouRace HK	October 8, 2014	Hong Kong	100%	Investment holding

YouRace Hengchuang	January 8, 2015	PRC	100%	Provision of consultancy service, information technology support and technology-enabled borrower acquisition and facilitation services

Hengyuda	March 21, 2016	PRC	100%	Provision of services relating to IT, system maintenance and customer support

Yiren Information Consulting (Beijing) Co., Ltd.(“Yiren Information”)	August 10, 2017	PRC	100%	Provision of borrower acquisition and referral services to institutional funding providers

Chongqing Hengfengyi Technology Co., Ltd. (“Hengfengyi”)	September 11, 2023	PRC	100%	Provision of consultancy service, information technology support and system maintenance services

Variable interest entities and its subsidiaries

Yiren Financial Information	October 13, 2016	PRC		Provision of membership services

CreditEase Puhui	March 3, 2011	PRC		Provision of borrower acquisition and borrowers related customer maintenance services

Haijin Yichuang Financial Leasing Co., Ltd. (“Yichuang Financial Leasing”)	March 22, 2017	PRC		Provision of services for financing lease business

Hexiang Insurance	September 28, 2011	PRC		Provision of services for insurance brokerage business